Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,322,000
Previously Paid Amount	0.00
Total Fee Amount	2,530.27
Total Offset Amount	0.00
Net Fee	2,530.27
Narrative - Max Aggregate Offering Price	$ 18,322,000
Final Prospectus	true